Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Feb. 16, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000166150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class K Shares
Accumulated Value	$ 10,000		$ 10,253			$ 10,344		$ 10,405		$ 10,897		$ 11,427		$ 12,020		$ 11,677		$ 12,204		$ 12,786		$ 13,561
C000166148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor A Shares
Accumulated Value	10,000		10,218			10,296		10,318		10,770		11,270		11,821		11,449		11,932		12,463		13,177
C000166149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value	10,000		10,249			10,338		10,396		10,881		11,413		12,005		11,668		12,182		12,757		13,525
C000195948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		$ 10,000			$ 10,048		$ 10,428		$ 10,560		$ 11,355		$ 11,919		$ 12,112		$ 11,070		$ 11,787		$ 11,928		$ 12,370
C000195947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor A Shares
Accumulated Value		10,000			10,048		10,428		10,557		11,321		11,854		12,015		10,953		11,633		11,743		12,147
C000201952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor P Shares (with sales charge)
Accumulated Value		9,600			9,646		10,011		10,134		10,869		11,379		11,535		10,516		11,170		11,276		11,664
C000195949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class K Shares
Accumulated Value		10,000			10,048		10,428		10,560		11,359		11,927		12,126		11,086		11,810		11,957		12,405
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA US Broad Market Index
Accumulated Value	10,000		10,074			10,438		10,443		11,370		12,230		12,037		10,453		11,016		11,179		11,978
ICE BofA US Municipal Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA US Municipal Securities Index
Accumulated Value		$ 10,000			$ 10,044		$ 10,588		$ 10,698		$ 11,526		$ 12,132		$ 12,353		$ 11,237		$ 11,966		$ 12,156		$ 12,632
Bloomberg U S Treasury Inflation Protected Securities TIPS 0 5 Years Index Series L [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)
Accumulated Value	$ 10,000		$ 10,262			$ 10,352		$ 10,413		$ 10,918		$ 11,471		$ 12,084		$ 11,753		$ 12,290		$ 12,867		$ 13,648